UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549
FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2



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1.    Name and address of issuer:
      		AQR Funds
      		Two Greenwich Plaza
      		Greenwich, CT 06830
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2.   The name of each series or class
 of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer check the box but do not list series or classes): |x|

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3.   Investment Company Act File Number:
      811-22235

Securities Act File Number:
333-153445

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4(a). Last day of fiscal year
 for which this Form is filed:

         December 31, 2009

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4(b). |_| Check box if this Form is being filed late
 (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE
 INTEREST MUST BE
PAID ON THE REGISTRATION FEE DUE.

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4(c). |_| Check box if this is the last time
the issuer will be filing this Form.

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


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5.   Calculation of registration fee:


     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):     $ 	682,283,610

     (ii)   Aggregate price of securities
            redeemed or repurchased during the
            fiscal year:    $ (44,496,434)

     (iii)  Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce
            registration fees payable to the
            Commission:     $	0

     (iv)   Total available redemption credits
            [add Items 5(ii) and 5(iii)]: $ (44,496,434)


     (v)    Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:      $637,787,176



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     (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:       $ 0

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     (vii)  Multiplier for determining
            registration fee (See Instruction
            C.9):        	0.0000713


     (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter "0" if
            no fee is due):   = $  45,474.23


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6.   Prepaid Shares

     If the response to Item 5(i) was determined
by deducting an amount of securities that were
registered under the Securities Act of 1933
pursuant	to rule 24e-2 as in effect before
October 11, 1997 then report the amount
     of securities (number of shares
or other units) deducted here: 0.

If there is a number of shares or other units
 that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here:

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7.   Interest due - if this Form is being filed
 more than 90 days after the end of the
 issuer's fiscal year (see Instruction D):

   + $   0


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8.   Total of the amount of the registration
 fee due plus any interest due [line

   5(viii) plus line 7]:

                = $  45,474.23

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2

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9.   Date the registration fee and any
 interest payment was sent to the
Commission's lockbox depository:  05-Mar-10

     Method of Delivery:
     |x|  Wire Transfer

     |_|  Mail or other means

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                                   SIGNATURES

This report has been signed below by the
 following persons on behalf of the
issuer and in the capacities and on
the dates indicated.


By (Signature and Title)*

     /S/  John Howard
   -------------------------------------------------
     John Howard
Vice President and Chief Financial Officer
Date:  March 12, 2010

  *Please print the name and title of
the signing officer below the signature.